Lease	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Lease
24.	Leases
Company as a lessee

(1)	Lease contracts
The Company applies the short-term leases recognition exemption to its lease contracts that have a lease term of 12 months or less from the commencement date, and recognized ￦235,473 million and ￦172,711 million respectively, as expense for the years ended December 31, 2022 and 2023. The Company also applies the leases of low-value
assets recognition exemption to leases contracts with underlying assets considered to be low value (i.e., approximately less than ￦5 million), and recognized ￦3,147 million and ￦4,659 million respectively, as expense for the years ended December 31, 2022 and 2023. The Company has lease contracts for various items such as consecutive voyage charter contracts, power purchase agreements (PPA), real estate lease contracts including buildings, switchyard, and land for electric substation, vehicles, and other equipment.

(2)	Right-of-use assets as of December 31, 2022 and 2023 are as follows:

		2022
		Acquisition cost	Accumulated depreciation	Book value

		In millions of won
Land	￦	886,076	(224,277)	661,799
Buildings		135,290	(60,434)	74,856
Structures		30,879	(6,914)	23,965
Machinery		1,737	(902)	835
Ships		4,151,460	(1,554,597)	2,596,863
Vehicles		35,712	(20,996)	14,716
Others (*)		751,570	(413,479)	338,091

	￦	5,992,724	(2,281,599)	3,711,125

(*)	Including a power purchase agreement (“PPA”) with CGN Yulchon Generation Co., Ltd.

		2023
		Acquisition cost	Accumulated depreciation	Book value

		In millions of won
Land	￦	937,481	(281,621)	655,860
Buildings		188,017	(97,444)	90,573
Structures		46,573	(9,217)	37,356
Machinery		26,453	(20,510)	5,943
Ships		4,137,168	(1,823,863)	2,313,305
Vehicles		59,208	(33,717)	25,491
Others (*)		646,894	(411,679)	235,215

	￦	6,041,794	(2,678,051)	3,363,743

(*)	Including a power purchase agreement (“PPA”) with CGN Yulchon Generation Co., Ltd.

(3)	Changes in right-of-use assets for the years ended December 31, 2022 and 2023 are as follows:

		2022
		Beginning balance	Increase	Depreciation	Decrease	Others	Ending balance
		In millions of won
Land	￦	652,795	63,654	(41,260)	—	(13,390)	661,799
Buildings		62,884	42,399	(30,243)	(1,042)	858	74,856
Structures		21,148	4,256	(1,758)	—	319	23,965
Machinery		565	429	(159)	—	—	835
Ships		3,029,219	—	(393,677)	—	(38,679)	2,596,863
Vehicles		13,618	13,475	(8,673)	(962)	(2,742)	14,716
Others		279,168	72,803	(33,298)	(834)	20,252	338,091

	￦	4,059,397	197,016	(509,068)	(2,838)	(33,382)	3,711,125

		2023
		Beginning balance	Increase	Depreciation	Decrease	Others	Ending balance
		In millions of won
Land	￦	661,799	2,696	(57,461)	(126)	48,952	655,860
Buildings		74,856	24,622	(32,591)	(904)	24,590	90,573
Structures		23,965	49	(2,471)	(273)	16,086	37,356
Machinery		835	—	(94)	—	5,202	5,943
Ships		2,596,863	199,538	(382,298)	—	(100,798)	2,313,305
Vehicles		14,716	21,097	(10,464)	(1,008)	1,150	25,491
Others		338,091	13,860	(51,138)	(302)	(65,296)	235,215

	￦	3,711,125	261,862	(536,517)	(2,613)	(70,114)	3,363,743

(4)	Lease liabilities as of December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Less than 1 year	￦	639,756	641,525
1 ~ 5 years		2,047,584	1,898,846
More than 5 years		1,925,012	1,694,729

		4,612,352	4,235,100
Less: Discount		(449,209)	(427,220)

Present value of lease payment	￦	4,163,143	3,807,880

(5)	The details of the liquidity classification of lease liabilities as of December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Current lease liabilities	￦	614,037	612,765
Non-current lease liabilities		3,549,106	3,195,115

	￦	4,163,143	3,807,880

(6)	Changes in lease liabilities for the years ended December 31, 2022 and 2023 are as follows:

		2022
		Beginning balance	Increase	Decrease	Interest expenses	Others(*)	Ending balance
		In millions of won
Lease liabilities	￦	4,410,503	109,019	(654,236)	91,590	206,267	4,163,143

(*)	Including translation effect of foreign currency lease liabilities and others.

		2023
		Beginning balance	Increase	Decrease	Interest expenses	Others(*)	Ending balance
		In millions of won
Lease liabilities	￦	4,163,143	253,495	(661,665)	87,426	(34,519)	3,807,880

(*)	Including translation effect of foreign currency lease liabilities and others.

(7)	Details of expense relating to lease contracts as lessee for the years ended December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Depreciation of right-of-use assets	￦	509,068	536,517
Interest expenses of lease liabilities		91,590	87,426
Leases expenses for short-term leases		235,473	172,711
Leases expenses for leases of low-value assets		3,147	4,659
Variable lease payments		112,158	62,006

	￦	951,436	863,319

(8)
The total cash outflow related to the lease contracts, including cash outflows due to short-term leases and leases of low-value
assets, amounts to
￦
1,005,014 million and
￦
901,041 million, for the years ended December 31, 2022 and 2023, respectively.

Company as a lessor

(1)	Finance lease contracts
The Company entered into power purchase agreements (“PPA”) with Jordan Electric Power Company to provide a 373MW level Qatrana gas combined power plant over a
25-year
lease term, and an 89.1MW level Fujeij wind power plant over a
20-year
lease term. In addition, the Company provides 21 energy storage system installation projects and 151 energy efficiency contracts as finance leases with a lease term of 2 to 11 years. Also, the Company entered into a PPA with The Federal Electricity Commission in Mexico to provide for 25 years (from December 2013 to November 2038) all electricity generated from the power plant after completion of its construction and collect rates consisting of fixed costs (to recover the capital) and variable costs during the contracted period.

(2)	Profit and loss related to finance lease for the years ended December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Finance income on the net investment in the lease	￦	122,355	118,695

(3)	Maturity analysis of the lease payments receivable and reconciliation of the undiscounted lease payments to the net investment in the lease as of December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Less than 1 year	￦	181,930	189,779
1 ~ 2 years		169,693	182,743
2 ~ 3 years		166,787	179,428
3 ~ 4 years		166,196	178,074
4 ~ 5 years		166,965	168,221
More than 5 years		1,527,093	1,408,350

		2,378,664	2,306,595
Less: Unearned finance income		(1,139,274)	(1,057,434)

Net investment in the lease (*)	￦	1,239,390	1,249,161

(*)	Including the present value of unguaranteed residual value amounting to ￦22,910 million and ￦25,521 million, as of December 31, 2022 and 2023, respectively.
The implicit interest rate for a lease term is determined on the lease contract date. The implicit interest rate of the finance lease contracts is from 0.00% up to 17.03% per year as of December 31, 2023. (prior year : 0.00% ~ 17.08%)

(4)	Changes in the allowance for doubtful accounts of finance lease receivables for the years ended December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Beginning balance	￦	768	4,505
Bad debt expense		3,737	751

Ending balance	￦	4,505	5,256